Note 3 - Discontinued Operations	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Discontinued Operations [Text Block]

3. Discontinued Operations:

The Company’s discontinued operations relate to the operations of its dry bulk-related businesses, which formerly comprised the Company’s CBI and dry bulk segments. Following completion of the Spin-Off on May 6, 2025, the Company has no continuing involvement in the dry bulk-related businesses as of such date (Note 1).

The components of the loss from discontinued operations for the period from January 1, 2025 to May 6, 2025 in the unaudited consolidated statements of income consisted of the following:

For the period from January 1, 2025 to May 6, 2025
REVENUES:
Voyage revenue	$239,719
Voyage revenue – related parties	87,683
Total voyage revenue	327,402
EXPENSES:
Voyage expenses	(107,383)
Charter-in hire expenses	(166,506)
Voyage expenses-related parties	(3,765)
Vessels’ operating expenses	(27,165)
General and administrative expenses	(8,950)
Management and agency fees-related parties	(10,760)
Amortization of dry-docking and special survey costs	(2,337)
Depreciation	(14,044)
Loss on sale of vessels, net	(4,669)
Loss on vessel held for sale	(1,579)
Vessel impairment loss	(179)
Foreign exchange gains	219
Operating loss	(19,716)
OTHER INCOME / (EXPENSES):
Interest income	239
Interest and finance costs	(7,313)
Other, net	(47)
Loss on derivative instruments, net	(710)
Total other expenses, net	(7,831)
Net loss from discontinued operations	$(27,547)